Consolidated Statements Of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets:
Cash and due from banks (Restricted - $4.9 million on December 31, 2011 and $3.1 million on December 31, 2010) (Note 13)	$ 384,667		$ 344,384
Federal funds sold and securities purchased under agreements to resell	443,588		424,390
Total cash and cash equivalents (Restricted - $4.9 million on December 31, 2011 and $3.1 million on December 31, 2010)	828,255		768,774
Interest-bearing cash	452,856		517,739
Trading securities	988,217		769,750
Loans held for sale	413,897		375,289
Securities available for sale (Note 3)	3,066,272	[1]	3,031,930	[2]
Loans, net of unearned income (Restricted - $.6 billion on December 31, 2011 and $.8 billion on December 31, 2010) (Note 4)	16,397,127	[3],[4]	16,782,572	[3],[4]
Less: Allowance for loan losses (Restricted - $31.8 million on December 31, 2011 and $47.5 million on December 31, 2010) (Note 4)	384,351	[3],[4]	664,799	[3],[4]
Total net loans (Restricted - $.6 billion on December 31, 2011 and $.7 billion on December 31, 2010)	16,012,776		16,117,773
Mortgage servicing rights (Note 6)	144,069		207,319
Goodwill (Note 7)	133,659		162,180
Other intangible assets, net (Note 7)	26,243		32,881
Capital markets receivables	164,987		146,091
Premises and equipment, net (Note 5)	321,253		322,319
Real estate acquired by foreclosure	85,244		125,401
Other assets (Restricted - $13.4 million on December 31, 2011 and $19.7 million on December 31, 2010)	2,151,656		2,121,506
Total assets (Restricted - $.6 billion on December 31, 2011 and $.7 billion on December 31, 2010)	24,789,384		24,698,952
Deposits:
Savings	6,624,405		6,036,895
Time deposits	1,173,375		1,390,995
Other interest-bearing deposits	3,193,697		2,842,306
Certificates of deposit $100,000 and more	608,518		561,750
Interest-bearing	11,599,995		10,831,946
Noninterest-bearing (Restricted - $- on December 31, 2011 and $1.2 million on December 31, 2010)	4,613,014		4,376,285
Total deposits (Restricted - $- on December 31, 2011 and $1.2 million on December 31, 2010)	16,213,009		15,208,231
Federal funds purchased and securities sold under agreements to repurchase (Note 9)	1,887,052		2,114,908
Trading liabilities (Note 9)	347,285		361,920
Other short-term borrowings (Note 9)	172,550		180,735
Term borrowings (Restricted - $.6 billion on December 31, 2011 and $.8 billion on December 31, 2010) (Note 10)	2,481,660		3,228,070
Capital markets payables	164,708		65,506
Other liabilities (Restricted - $.1 million on December 31, 2011 and 2010)	838,483		861,577
Total liabilities (Restricted - $.6 billion on December 31, 2011 and $.8 billion on December 31, 2010)	22,104,747		22,020,947
First Horizon National Corporation Shareholders' Equity:
Common stock - $.625 par value (shares authorized - 400,000,000; shares issued - 257,468,092 on December 31, 2011 and 263,366,429 on December 31, 2010)	160,918		164,604
Capital surplus	1,601,346		1,630,210
Capital surplus common stock warrant - CPP (Note 12)			83,860
Undivided profits	757,364		631,712
Accumulated other comprehensive loss, net (Note 15)	(130,156)		(127,546)
Total First Horizon National Corporation Shareholders' Equity	2,389,472		2,382,840
Noncontrolling interest (Note 12)	295,165		295,165
Total equity	2,684,637		2,678,005
Total liabilities and equity	$ 24,789,384		$ 24,698,952

[1]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2011, FHN had pledged $0.8 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.
[2]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2010, FHN had pledged $1.5 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.
[3]	Balances as of December 31, 2011 and 2010 include $25.7 million and $42.1 million of reserves, respectively, and $600.2 million and $701.8 million of balances in restricted consumer real estate loans, respectively.
[4]	Balances as of December 31, 2011 and 2010 include $6.1 million and $5.4 million of reserves, respectively, and $40.6 million and $55.7 million of balances in restricted permanent mortgage loans, respectively.